Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net profit/(loss) for the year	€ (218,016)	€ (130,097)	€ (123,897)
Reversal of non-cash consideration regarding revenue	(6,522)	(10,508)
Reversal of share of profit/(loss) of associate	8,113	321
Reversal of finance income	(17,803)	(24,714)	(923)
Reversal of finance expenses	1,221	127	13,756
Reversal of tax charge	(234)	(394)	(477)
Adjustments for:
Share-based payment	37,486	19,652	9,709
Depreciation and amortization	6,689	880	734
Changes in working capital:
Deposits	(305)	(865)	(25)
Receivables	(1,877)	(183)	(671)
Prepayments	4,766	(5,508)	(4,945)
Trade payables and other payables	7,530	8,262	10,755
Contract liabilities (deferred income)	(6,044)		(94)
Cash flows generated from/(used in) operations	(184,996)	(143,027)	(96,078)
Finance income received	10,056	4,020	923
Finance expenses paid	(717)	(127)	(97)
Income taxes received/(paid)	(279)	332	153
Cash flows from/(used in) operating activities	(175,936)	(138,802)	(95,099)
Investing activities
Acquisition of property, plant and equipment	(5,159)	(2,648)	(941)
Cash flows from/(used in) investing activities	(5,159)	(2,648)	(941)
Financing activities
Finance lease liabilities	(4,038)
Capital increase	529,332	216,385	133,109
Cost of capital increase	(31,701)	(13,118)	(8,388)
Cash flows from/(used in) financing activities	493,593	203,267	124,721
Increase/(decrease) in cash and cash equivalents	312,498	61,817	28,681
Cash and cash equivalents at January 1	277,862	195,351	180,329
Effect of exchange rate changes on balances held in foreign currencies	7,746	20,694	(13,659)
Cash and cash equivalents at December 31	598,106	277,862	195,351
Restricted cash included in cash and cash equivalents	€ 5,776	€ 5,566	€ 63